Debt instruments	12 Months Ended
Dec. 31, 2022
Debt Instruments.
Debt Instruments

8.   Debt instruments

a)   Breakdown

The breakdown by classification, type and currency of the balances of Debt instruments is as follows:

	12/31/2021	12/31/2022

Classification:
Financial assets at fair value through profit or loss	110,975	130,249
Financial assets at fair value through other comprehensive income	390,974	313,906
Financial assets at amortized cost	11,619	22,241
	513,568	466,396
Type:
Mexican government debt securities	336,872	355,658
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	1,509	1,417
Foreign government debt securities	165,955	102,005
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,866	—
Brazilian Government Notes	25,744	32,715
US Government Treasury Bills (T-BILLS)	113,155	69,290
US Government Treasury Notes (T-NOTES)	27,056	—
Debt securities issued by financial institutions	5,601	8,492
Other debt securities	5,140	241
	513,568	466,396
Currency:
Peso	310,871	343,790
USD	152,971	79,300
Brazilian Real (BRL)	25,744	32,715
Other currencies	23,982	10,591
	513,568	466,396

The breakdown of Debt instruments classified as at fair value through profit or loss is as follows:

	12/31/2021	12/31/2022

Federal Treasury Securities (CETES)	10,311	9,210
United Mexican States Bonds (UMS)	168	62
Federal Mexican Government Development Bonds (BONDES)	26,132	51,817
M and M10 Mexican Government Bonds (M Bonds)	16,652	15,294
Mexican Bank Saving Protection Bonds (BPATS)	14,161	3,463
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	8,232	7,587
T-BILLS	13,328	34,324
T-NOTES	11,495	—
Other debt securities	10,496	8,492
	110,975	130,249

(1) UDIS are Unidades de Inversión, a peso-equivalent unit of account indexed for Mexican inflation. As of December 31, 2021 and 2022, one UDI was equal to 7.10823 pesos and 7.64680 pesos, respectively.

As of December 31, 2021 and 2022, 6,375 million pesos and 1,417 million pesos, respectively, of debt instruments, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss (see Note 32).

As of December 31, 2021, 1,988 million pesos (1,565 million pesos in which the lender was the Central Bank) of Debt instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss.

As of December 31, 2022 there were no debt instruments, have been pledged in connection with securities loan transactions.

As of December 31, 2021 and 2022, 87,653 million pesos and 86,052 million pesos, respectively, of Debt instruments, have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss.

The breakdown of Debt instruments classified as at Financial assets at fair value through other comprehensive income is as follows:

	12/31/2021	12/31/2022

UMS	36,573	20,539
M, M3 and M5 Mexican Government Bonds (M Bonds)	197,658	211,518
BPATS	12,250	18,043
UDIBONDS	3,116	3,082
T-BILLS	99,827	34,966
T-NOTES	15,561	—
Brazilian Government Notes	25,744	25,517
Other debt securities	245	241
	390,974	313,906

As of December 31, 2021 and 2022, 103,095 million pesos and 119,213 million pesos, respectively, of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) have been pledged in connection with repurchase agreement transactions, and are classified as restricted assets within Debt instruments – Financial assets at fair value through other comprehensive income.

As of December 31, 2021 and 2022, 17,633 (13,999 million pesos in which the lender was the Central Bank) million pesos and 28,932 million pesos (28,353 million pesos in which the lender was the Central Bank), respectively, of Debt instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through other comprehensive income.

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at fair value through other comprehensive income as of December 31, 2021:

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	237,347	—	237,347	—	237,347
Foreign government debt instruments	141,132	—	141,132	—	141,132
Debt instruments issued by the Central Bank	12,250	—	12,250	—	12,250
Other fixed-income interest debt instruments	245	—	245	—	245

	390,974	—	390,974	—	390,974

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at fair value through other comprehensive income as of December 31, 2022:

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	235,139	—	235,139	—	235,139
Foreign government debt instruments	60,483	—	60,483	—	60,483
Debt instruments issued by the Central Bank	18,043	—	18,043	—	18,043
Other fixed-income interest debt instruments	241	—	241	—	241

	313,906	—	313,906	—	313,906

During 2021 and 2022, there were no transfers between levels related to the fair value (neither the corresponding allowance for impairment losses) of Debt instruments – Financial assets at fair value through other comprehensive income.

The breakdown by issuer rating of Debt instruments as of December 31, 2021 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	140,211	140,211	27.30%
A	10,495	296,300	306,795	59.74%
BBB	245	36,741	36,986	7.20%
BB	—	3,832	3,832	0.75%
Below B	—	25,744	25,744	5.01%
	10,740	502,828	513,568	100%

The breakdown by issuer rating of Debt instruments as of December 31, 2022 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	69,290	69,290	14.86%
A	8,492	332,845	341,337	73.19%
BBB	241	20,601	20,842	4.47%
BB	—	2,211	2,211	0.47%
Below B	—	32,716	32,716	7.01%
	8,733	457,663	466,396	100%

As of December 31, 2021 and 2022, BBB ratings balance includes mainly sovereign exposures in Mexico.

As of December 31, 2021 and 2022, BB ratings balance includes mainly sovereign exposures in Mexico.

As of December 31, 2022, Below B ratings balance includes mainly debt instruments issued by Brazilian Government Notes.

The breakdown of Debt instruments classified as at Financial assets at amortized cost is as follows:

	12/31/2021	12/31/2022

Special CETES	3,831	2,211
Bonos de Regulación Monetaria Reportables - (BREMS R)	7,788	7,799
MX and MX Mexican Government Bonds (M Bonds)	—	1,666
CETES	—	2,375
UDIBONDS	—	992
Brazilian Government Bonds	—	7,198
	11,619	22,241

Type:
Unquoted	3,831	2,211
Quoted	7,788	20,030

As of December 31, 2021 and 2022, 7,709 million pesos and 7,720 million pesos, respectively, of BREMS R issued by the Mexican Central Bank have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments – Financial assets at amortized cost.

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at amortized cost as of December 31, 2021:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,619	—	11,619	—	11,619

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at amortized cost as of December 31, 2022:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	7,244	—	7,244	—	7,244
Foreign government debt instruments	7,198	—	7,198	—	7,198
Debt instruments issued by the Mexican Central Bank	7,799	—	7,799	—	7,799

	22,241	—	22,241	—	22,241

During 2021 and 2022, there were no transfers between stages related to the gross carrying amount of Debt instruments – Financial assets at amortized cost.

b)   Changes

The changes in Debt instruments – Financial assets at fair value through other comprehensive income, were as follows:

	2020	2021	2022

Beginning balance	233,463	355,321	390,974
Net additions/(disposals)	119,141	43,105	(70,267)
Valuation adjustments	3,560	(6,724)	(6,705)
Amounts reclassified to the consolidated income statement	(843)	(728)	(96)
Balance at year-end	355,321	390,974	313,906

c)   Allowance for impairment losses

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	39	—	—	39	—
Of which:
Mexican government debt instruments	38	—	—	38	—
Other fixed-income interest debt instruments	1	—	—	1	—

	39	—	—	39	—

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income as of December 31, 2022:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	22	—	—	22	—
Of which:
Mexican government debt instruments	22	—	—	22	—
Other fixed-income interest debt instruments	1	—	—	1	—

	22	—	—	22	—

The change in the allowance for impairment losses of Debt instruments – Financial assets at fair value through other comprehensive income during 2021 and 2022, amounts to (52) million pesos and (17) million pesos, respectively.

There were no allowance for impairment losses recognized during 2021 and 2022, related to Debt instruments – Financial assets at amortized cost.

d)   Other information

Note 45.a contains a breakdown of the remaining maturity periods of Financial assets at fair value through other comprehensive income - Debt Instruments. Additionally, Note 45.d includes the fair value amounts of these assets classified as Debt instruments – Financial assets at amortized cost.